Schedule of Financial Assets and Financial Liabilities (Details)	6 Months Ended
Dec. 31, 2025
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	FVTPL
Short Term Loan Receivable [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	Amortized cost
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	FVTPL
Long Term Loan Receivable [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	Amortized cost
Long Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	FVTPL
Due To Or From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	Amortized cost
Accounts Payable And Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	Amortized cost
Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	Amortized cost
Deferred Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	Amortized cost
Loan Payable [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	Amortized cost
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	FVTPL
Other liabilities
IfrsStatementLineItems [Line Items]
Financial Assets And Financial Liabilities	FVTPL